Commitments	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Commitments
26.	Commitments

a.	On May 1, 2018, the Company signed a contract with ArcelorMittal S.A. in Brazil, for the acquisition of Cariacica and Itauna steels for rent, producing plants and wire drawing equipment for the production of wires and derivatives.

The Cariacica unit has the capacity to produce 600 thousand metric tons of liquid steel per year and 450 thousand metric tons of rolled steel products. This plant has in 2021 and 2020 more than 800 and 500 employees in 2019, and can produce rod and light structural profiles. The factory is located in the city of Cariacica, next to the city of Victoria, in the state of Espírito Santo on a land of more than 1,200,000 square meters.

The Itauna unit has an installed capacity to produce 120 thousand metric tons per year of steel laminate products and can manufacture light structural profiles and rods. The plant is located in the city of Itauna in the state of Minas Gerais, less than 100 kilometers away from Belo Horizonte and in 2022, 2021 and 2020 has 160,145 and 114 employees, respectively. The factory was leased under a contract expiring in August 2020. After its expiration, the plant was acquired.

b.	Republic leases certain equipment, office space and computer equipment under non-cancelable operating leases. The leases expire at various dates through 2020. During the years ended December 31, 2022, 2021 and 2020, rental expenses relating to operating leases amounted to USD$ 0.0, USD$ 0.0 million, and USD$ 0.1 million, respectively. Currently there are no additional obligations post-2020.

c.	In January 2013, The Company reached a contract with EnerNOC, which allows Republic to receive payments for reduction in the electric energy consumption during a term declared by PJM Interconnection as an Emergency. The contract is for 5 years starting at January 31, 2013 and concluded at May 31, 2018. At that date, the Agreement was extended up to May 31, 2021.In January 2021, the company entered into a similar agreement with NRG Curtailment Solutions, Inc. with a term of five years. The Company recognized an income for both contracts in 2022, 2021 and 2020 for USD $ 0.6 million, USD$ 1.2 million and USD $ 1.1 million, respectively.

d.	On February 22, 2018, a contract was signed with Primetals Technologies of Italy, United States of America and Mexico, for the construction of the Lamination train and the supply of a new reheating furnace for the Mexicali plant, thereby increasing capacity manufacturing for the manufacture of finished product from 17,500 to 22,500 tons per month. From January 2021, flat bars are being produced. As of today, some adjustments are being made to start the production of rebar in May 2021, and light structures in June 2021. Naturally, the COVID pandemic delayed significantly the process. USD $24 million from budget has already been spent.

e.	In order to maintain and increase the continuity and quality of the electricity supply in all the Group’s plants, the scheme change from Basic Supply (SSB) to the Qualified Supply Service (SSC), with the provision of acquiring energy in the wholesale electricity market. With the implementation of this project, which only requires the modernization of the set of equipment that records the consumption measurements of the electrical substations of each plant, it seeks to achieve a more efficient, safe, clean and transparent electrical service and more competitive prices than those current. The cost of this project as of October is USD$1 million 415 thousand, and the only thing missing is the installation in Mexicali due to the lack of conditions in the wholesale electricity market.

f.	On December 20, 2020, we purchased the Itauna plant by Cia. Siderúrgica de Espirito Santo, S.A. to Compañia Itaunense Energia y Participacoes Inmueble y Equipo Inmueble, located on Rua Clara Chaves at villa Santa Maria, Itauna city, committing to pay R$ 4.0 million reais per month, up to a total value of R$ 105.0 million reais, such payments have to be made until June 2022.

g.	For our Brazil’s facilities electric energy purchase agreements have been made with different termination dates as of June 30, 2023 with the supplier Newcom for R$9.48 million, another agreement was celebrated with ENEL for R$17.05 million, with termination date on December 31, 2023. With energy suppliers NEWCOM for R$ 33.9 million and AMERICA for R$16.5 million.